UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          November 14, 2011
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):
 _
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 _
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 _
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        23
                                                       -------------------
Form 13F Information Table Value Total:                     $216,268
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended September 30, 2011

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                                                          VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                        --------    -------   ---   ----  ----------  --------  --------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQ IN COM             015271109    9,848     160,418   SH             SOLE                160,418
APARTMENT INVT & MGMT CO     CL A            03748R101   13,448     607,950   SH             SOLE                607,950
BROOKFIELD OFFICE PPTYS INC  COM             112900105   12,836     932,200   SH             SOLE                932,200
CAMDEN PPTY TR               SH BEN INT      133131102    8,494     153,710   SH             SOLE                153,710
CEDAR SHOPPING CTRS INC      COM NEW         150602209    5,254   1,689,327   SH             SOLE              1,689,327
CHATHAM LODGING TR           COM             16208T102    8,055     811,965   SH             SOLE                811,965
COLONIAL PPTYS TR            COM SH BEN INT  195872106   10,477     576,950   SH             SOLE                576,950
DDR CORP                     COM             23317H102    3,074     282,025   SH             SOLE                282,025
ENTERTAINMENT PPTYS TR       COM SH BEN INT  29380T105    6,077     155,900   SH             SOLE                155,900
EQUITY LIFESTYLE PPTYS INC   COM             29472R108    9,429     150,376   SH             SOLE                150,376
EXTRA SPACE STORAGE INC      COM             30225T102    7,390     396,650   SH             SOLE                396,650
FOREST CITY ENTERPRISES INC  CL A            345550107   13,836   1,297,907   SH             SOLE              1,297,907
GAYLORD ENTMT CO NEW         COM             367905106    6,386     330,203   SH             SOLE                330,203
HEALTHCARE RLTY TR           COM             421946104   10,056     596,783   SH             SOLE                596,783
HYATT HOTELS CORP            COM CL A        448579102    7,848     250,167   SH             SOLE                250,167
ISHARES TR                   DJ US REAL EST  464287739   25,285     500,000   SH    PUT      SOLE                500,000
KILROY RLTY CORP             COM             49427F108   10,309     329,350   SH             SOLE                329,350
MACERICH CO                  COM             554382101   12,882     302,180   SH             SOLE                302,180
MARRIOTT INTL INC NEW        CL A            571903202    4,290     157,500   SH             SOLE                157,500
PEBBLEBROOK HOTEL TR         COM             70509V100    7,160     457,500   SH             SOLE                457,500
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT  751452202   12,315   1,501,878   SH             SOLE              1,501,878
SABRA HEALTH CARE REIT INC   COM             78573L106    4,199     440,173   SH             SOLE                440,173
SUNSTONE HOTEL INVS INC NEW  COM             867892101    7,320   1,286,424   SH             SOLE              1,286,424